Parent Company Financial Information - Parent Company Condensed Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and Due from Banks	$ 5,000	$ 5,290
Interest-bearing deposits with banks	25,230	15,708
AFS securities, Fair Value	67,366	71,801
Other Assets	34,997	33,113
Total assets	535,349	555,255
Liabilities and Equity [Abstract]
Short-term Debt	24,828	23,422
Long-term debt	38,918	43,203
Other Liabilities	12,946	11,517
Liabilities	476,096	494,718
Total shareholders’ equity	59,253	60,537	$ 69,271	$ 70,912
Total liabilities and shareholders’ equity	535,349	555,255
Parent Company
Assets
Cash and Due from Banks	22	29
Interest-bearing deposits with banks	11,264	10,861
AFS securities, Fair Value	218	214
ReceivablesFromSubsidiaries	8,440	2,709
Investment in subsidiaries:	62,660	64,474
Other Assets	258	452
Total assets	82,862	78,739
Liabilities and Equity [Abstract]
Short-term Debt	196	370
Long-term debt	23,267	17,625
Other Liabilities	298	230
Liabilities	23,761	18,225
Total shareholders’ equity	59,101	60,514
Total liabilities and shareholders’ equity	82,862	78,739
Parent Company | Banking
Assets
Advances to Affiliate	8,044	2,305
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	57,994	59,921
Parent Company | Nonbank
Assets
Advances to Affiliate	396	404
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 4,666	$ 4,553